Investment Objectives and Goals	Apr. 29, 2026
U.S. Equities 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - May Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from May 1, 2026 to April 30, 2027.
U.S. Equities 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - June Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from June 1, 2026 to May 31, 2027.
U.S. Equities 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - July Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from July 1, 2026 to June 30, 2027.
U.S. Equities 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - August Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from August 1, 2026 to July 31, 2027.
U.S. Equities 10% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - May Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from May 1, 2026 to April 30, 2027.
U.S. Equities 10% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - June Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first
10%
(prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from June 1, 2026 to May 31, 2027.
U.S. Equities 10% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - July Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from July 1, 2026 to June 30, 2027.
U.S. Equities 10% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - August Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR
®
S&P 500
®
ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of SPDR
®
S&P 500
®
ETF Trust losses, over the period from August 1, 2026 to July 31, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - May Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from May 1, 2026 to April 30, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - June Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from June 1, 2026 to May 31, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - July Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from July 1, 2026 to June 30, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - August Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from August 1, 2026 to July 31, 2027.